Offerings - Offering: 1	Feb. 19, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit | $ / shares	131.58
Maximum Aggregate Offering Price	$ 394,740,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 54,513.6
Offering Note

(1)
Shares of common stock, par value $0.01 per share (“Common Stock”), of DT Midstream, Inc. (the “Company”) authorized for issuance under DT Midstream, Inc. Long-Term Incentive Plan.

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such indeterminate number of additional securities as may be issued to prevent dilution resulting from stock dividends, stock splits, recapitalization, or similar transactions.

The maximum aggregate offering price per unit and maximum aggregate offering price were estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The fee is calculated on the basis of the average of the high and low prices for the Common Stock reported in the consolidated reporting system as of February 11, 2026, which is a date within five business days prior to the date of filing this Registration Statement.